Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Actuarial Assumption of Discount Rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase decrease in defined benefit obligation	£ (662)	£ (564)
Actuarial Assumption of Expected Rates of Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Increase decrease in defined benefit obligation	£ 365	407
Actuarial Assumption of Expected Rates of Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	Each additional year of longevity assumed
Increase decrease in defined benefit obligation	£ 515	£ 419